Lease - Schedule of Lease Cost (Details)			12 Months Ended
		Oct. 11, 2022 HKD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)		Sep. 30, 2023 HKD ($)
Operating lease costs
Amortization of operating lease asset			$ 520,034	$ 66,835	$ 117,539
Interest on lease liability			64,030	8,229	6,496
Unrecognized ROU					173,797	[1]
Total operating lease costs			584,064	75,064	297,832
Amortization of finance lease asset			76,946	9,889	76,946
Interest on lease liability			3,904	502	9,226
Total finance lease costs			$ 80,850	$ 10,391	$ 86,172
Successor [Member]
Operating lease costs
Amortization of operating lease asset
Interest on lease liability
Unrecognized ROU	[1]						460,800
Total operating lease costs							460,800
Amortization of finance lease asset							248,620
Interest on lease liability							14,316
Total finance lease costs							$ 262,936
Predecessor [Member]
Operating lease costs
Amortization of operating lease asset
Interest on lease liability
Unrecognized ROU
Total operating lease costs
Amortization of finance lease asset
Interest on lease liability
Total finance lease costs

[1]	Excluding cost of short-term contracts. The Company also have another lease agreement with one year term, for which the 2024 elected to not recognize right-of-use assets on balance sheet and expensed on straight-line method. The lease term was commenced from March 1, 2022 with monthly lease expense of HK$38,400. Short-term lease costs for the years ended September 30, 2023, 2024 and 2025 were HK$460,800, HK$173,797 and Nil, respectively, which were charged to general and administrative expenses.